Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued liabilities [Abstract]
Accrued liabilities (Tables), Accrued liabilities [Text Block]

Philips Group

Accrued liabilities

in millions of EUR

2017 - 2018

	2017	2018
Personnel-related costs:
- Salaries and wages	529	530
- Accrued holiday entitlements	109	111
- Other personnel-related costs	71	73
Fixed-asset-related costs:
- Gas, water, electricity, rent and other	52	36
Communication and IT costs	42	55
Distribution costs	83	78
Sales-related costs:
- Commission payable	7	6
- Advertising and marketing-related costs	174	179
- Other sales-related costs	38	28
Material-related costs	110	112
Interest-related accruals	38	36
Deferred income [1]	791
Other accrued liabilities	273	293
Accrued liabilities	2,319	1,537
[1] Due to implementation of IFRS 15 balances included in deferred income are now presented as contract liabilities.